Shareholder Report, Holdings (Details) - C000005547	Oct. 31, 2025
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Credit Agricole Corporate & Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Australia & New Zealand Banking Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Svenska Handelsbanken
Holdings [Line Items]
Percent of Net Asset Value	2.00%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
California PFA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Nordea Bank
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	18.90%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Asset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Other Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Insurance Company Funding Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	2.10%